Long-Term Debt and Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified																																																																																									12 Months Ended		12 Months Ended				12 Months Ended
	Nov. 30, 2011		Nov. 30, 2010		Nov. 30, 2010 Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011	Nov. 30, 2010 Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011 Fixed Rate Debt One	Nov. 30, 2010 Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011 Fixed Rate Debt Two	Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2010 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Minimum	Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Maximum	Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2010 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Minimum	Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Maximum	Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023		Nov. 30, 2010 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023 Minimum	Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023 Maximum	Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026		Nov. 30, 2010 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026 Minimum	Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026 Maximum	Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015		Nov. 30, 2010 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015 Minimum	Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015 Maximum	Nov. 30, 2011 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021		Nov. 30, 2010 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021		Nov. 30, 2011 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021 Minimum	Nov. 30, 2011 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021 Maximum	Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016		Nov. 30, 2010 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016 Minimum	Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016 Maximum	Nov. 30, 2011 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (2.1%), Due in 2014		Nov. 30, 2010 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (2.1%), Due in 2014		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2010 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Minimum	Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Maximum	Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018		Nov. 30, 2010 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018 Minimum	Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018 Maximum	Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2010 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Minimum	Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Maximum	Nov. 30, 2011 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2010 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2011 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2010 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2011 Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3% Repaid In December 2011	Nov. 30, 2011 Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.8% Repaid In December 2011	Nov. 30, 2011 U.S Dollar Denominated Debt	Nov. 30, 2010 U.S Dollar Denominated Debt	Nov. 30, 2011 Euro Denominated	Nov. 30, 2010 Euro Denominated	Nov. 30, 2011 Sterling Denominated Debt	Nov. 30, 2010 Sterling Denominated Debt	Nov. 30, 2011 Debt Interest Rate Subject To Credit Rating Changes	Nov. 30, 2011 Unsecured Floating Rate Export Credit Facilities	Nov. 30, 2011 Unsecured Floating Rate Export Credit Facilities LIBOR	Nov. 30, 2011 Unsecured Floating Rate Euro Denominated Export Credit Facility	Nov. 30, 2011 Unsecured Floating Rate Euro Denominated Export Credit Facility EURIBOR	Nov. 30, 2011 Fixed Rate Debt	Nov. 30, 2011 Debt Whose Interest Rate Will Increase On Reduction Of Credit Rating	Nov. 30, 2011 Unsecured Floating Rate Bank Loan	Nov. 30, 2011 Unsecured Floating Rate Bank Loan Due 2014	Nov. 30, 2011 Costa Cruises Unsecured Floating Rate Euro Denominated Export Credit Facility
Debt Outstanding [Line Items]
Debt instrument, released year					2011
Payments of unsecured debt																																																																																									$ 300						$ 150	$ 136
Debt instrument, interest rate above EURIBOR rate																														0.20%	1.00%																			0.60%
Debt instrument, interest rate						5.40%	5.50%					4.20%	5.50%					3.80%	4.50%					1.60%	2.00%					1.70%	2.80%					2.70%	4.40%					3.90%	4.70%					1.10%	1.50%	2.10%								5.90%	6.00%					6.70%	7.30%					6.70%	7.20%	4.30%				5.60%				0.30%	1.80%
Debt instrument, repayment period																																																																																2011-12	2011-12
Debt instrument maturity year								2020						2025						2023						2026						2015						2021						2016						2014				2016						2018						2028						2013				2012													2022						2013	2014
Unsecured Long-Term Debt	$ 9,069	[1]	$ 8,293	[1]				$ 2,340	[1],[2]	$ 2,339	[1],[2]			$ 470	[1],[2]	$ 503	[1],[2]			$ 872	[1],[3],[4]	$ 688	[1],[3],[4]			$ 1,314	[1],[2],[5]	$ 824	[1],[2],[5]			$ 850	[1],[2],[6],[7]	$ 851	[1],[2],[6],[7]			$ 350	[1],[2]	$ 406	[1],[2]			$ 500	[1],[7],[8]	$ 150	[1],[7],[8]			$ 135	[1],[2],[9]	$ 262	[1],[2],[9]	$ 121	[1]	$ 123	[1]			$ 247	[1],[2]	$ 246	[1],[2]			$ 528	[1]	$ 529	[1]			$ 997	[1]	$ 991	[1]	$ 314	[1]	$ 322	[1]									$ 3,500	$ 583		$ 406		$ 150	$ 600	$ 500		$ 209
Debt instrument Interest rate																																																																																										1.60%		0.20%					0.98%
Interest rate at facility																																																																																									LIBOR plus a margin of 160 basis points (“bps”) and is due in semi-annual installments through April 2023.		EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023.
Debt instrument maturity period																																																																																									2023-04		2023-03				2016-10		2026-10
Debt instrument, interest rate above LIBOR rate																								1.30%	1.60%																							0.70%	0.90%
Percentage of Total Debt																																																																																		56.00%	60.00%	41.00%	37.00%	3.00%	3.00%

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.
[2]	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).
[3]	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth's purchase price prior to its maturity dates through 2022.
[4]	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic's purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points ("bps") and is due in semi-annual installments through April 2023.
[5]	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol's purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.
[6]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[7]	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.
[8]	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.
[9]	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.